Item G.1.b.i  DWS Strategic Municipal Income Trust

dws STRATEGIC Municipal Income Trust

FIRST AMENDMENT TO APPENDIX A OF the

STATEMENT Establishing and Fixing the Rights and Preferences of VARIABLE Rate MuniFUND Term Preferred Shares

WHEREAS, DWS Strategic Municipal Income Trust (the “Trust”) established a Series of Variable Rate MuniFund Term Preferred Shares designated as the “Variable Rate MuniFund Term Preferred Shares, Series 2020-1” (the “Series 2020-1 VMTP Shares”) pursuant to the Statement Establishing and Fixing the Rights and Preferences of Variable Rate MuniFund Term Preferred Shares dated November 6, 2020 and effective November 10, 2020 (the “VMTP Statement”) and Appendix A thereto dated November 6, 2020 and effective November 10, 2020 (the “Appendix”);

WHEREAS, the Appendix provides that the first Early Term Redemption Date for the Series 2020‑1 VMTP Shares occurs forty-two (42) months from the Date of Original Issue, or May 10, 2024, and the related Rate Period Termination Date and Liquidity Account Initial Date occur six (6) months prior to such Early Term Redemption Date, or November 10, 2023; and

WHEREAS, the Board of Trustees of the Trust has approved, and the sole Holder of the Series 2020-1 VMTP Shares has consented to, the amendment of the Appendix to extend the Early Term Redemption Date for the Series 2020-1 VMTP Shares and to effect certain other amendments to the VMTP Statement and Appendix as set forth herein.

Capitalized terms used but not defined herein have the respective meanings therefor set forth in the VMTP Statement.

Section 1.         Amendments.

1.         Section 5 of the Appendix is hereby amended by deleting the second paragraph in such section in its entirety and replacing it as set forth below:

An “Early Term Redemption Date” means (i) every forty-two (42) month anniversary of the Date of Original Issue except for the Term Redemption Date (for the avoidance of doubt, such date to occur once every forty-two (42) months) and (ii) the Mandatory Tender Date as described in Section 2.5(a)(iii); provided that (y) notwithstanding the foregoing, the first Early Term Redemption Date following the Date of Original Issue shall be May 10, 2027, and (z) an Early Term Redemption Date shall be deemed not to have occurred with respect to any VMTP Shares for which an election to retain is made pursuant to Section 2.5(a)(iv) of the VMTP Statement relating to the Mandatory Tender Event.

2.         The definition of “Applicable Spread” contained in Section 9 of the Appendix is hereby amended and restated in its entirety, effective beginning with the Rate Period for the Series 2020-1 VMTP Shares commencing on November 16, 2023, to read as set forth below:

“Applicable Spread” means, with respect to any Rate Period for the Series 2020-1 VMTP Shares, the percentage per annum equal to the sum of

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(i) the percentage per annum set forth opposite the applicable credit rating most recently assigned to the Series 2020-1 VMTP Shares by the Rating Agency in the table below on the Rate Determination Date for such Rate Period, plus

(ii) the Spread Adjustment.

Long-Term Ratings
Fitch*	Percentage**
AAA to AA-	1.27%
A+ ***	1.62%
A ***	2.02%
A-	2.17%
BBB+	2.52%
BBB	2.77%
BBB-	3.27%
Non-investment Grade/Not Rated	4.57%

*And/or the equivalent long-term ratings of any other Rating Agency then rating the VMTP Shares utilizing the highest of the ratings of the Rating Agencies then rating the VMTP Shares, unless the lowest applicable credit rating is below A3 (in the case of Moody's) or A- (in the case of Fitch or S&P) or, in which case, the lowest rating shall be used.

**Unless an Increased Rate Period is in effect and is continuing, in which case the Increased Rate shall be the Index Rate for such Increased Rate Period plus 2.00% plus the Applicable Spread.

***During an Applicable Spread Transition Period, the percentage shall be 1.62% during such Applicable Spread Transition Period, and thereafter shall be 2.02% until the Fitch rating on the Series 2020-1 VMTP Shares (and/or the equivalent ratings of Moody’s, S&P, and/or an Other Rating Agency then rating the Series 2020-1 VMTP Shares at the request of the Fund) changes, at which point the percentage shall be in accordance with the table above.

3.         The definition of “Optional Redemption Premium” contained in Section 9 of the Appendix is hereby amended and restated in its entirety to read as set forth below:

“Optional Redemption Premium” means with respect to each Series 2020-1 VMTP Share to be redeemed an amount equal to:

(A)       if the Optional Redemption Date for such Series 2020-1 VMTP Share occurs prior to November 10, 2025, the product of (i) the Applicable Spread for such VMTP Share in effect on such Optional Redemption Date and (ii) the Liquidation Preference of such VMTP Share and (iii) a fraction, the numerator of which is the number of calendar days from and including the date of redemption to and including November 10, 2025 and the denominator of which is the actual number of calendar days from and including November 10, 2023 to and including November 10, 2025; or

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(B)       if the Optional Redemption Date for such Series 2020-1 VMTP Share either occurs on or after November 10, 2025, none.

4.         Section 10 of the Appendix is hereby amended by deleting the words “Not Applicable” in such section and replacing them in their entirety as set forth below:

The second paragraph of Section 2.6(a)(iv) of the VMTP Statement shall be amended to read in its entirety as follows:

If the Mandatory Tender Redemption Date occurs pursuant to this Section 2.6(a)(iv) and such date is prior to November 10, 2025, then the Optional Redemption Premium shall be payable on such Mandatory Tender Redemption Date in addition to the Mandatory Tender Redemption Price.

Section 2.         Additional Provisions.

Except as specifically set forth in Section 1 hereof, the Appendix and the VMTPS Statement remain unmodified and continue in full force and effect.

This Amendment shall be effective as of November 10, 2023.

[Signature page follows.]

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IN WITNESS WHEREOF, DWS Strategic Municipal Income Trust has caused this Amendment to be signed on November 9, 2023 in its name and on its behalf by a duly authorized officer.  The Declaration of Trust of the Trust is on file with the Secretary of the Commonwealth of Massachusetts, and the said officer of the Trust has executed this Amendment as an officer and not individually, and the obligations and rights set forth in this Amendment are not binding upon any such officer, or the trustees of the Trust or any shareholder of the Trust, individually, but are binding only upon the assets and property of the Trust.

DWS STRATEGIC MUNICIPAL INCOME TRUST By: /s/ John Millette ____________________________ Name: John Millette Title: Vice President and Secretary